UNIT-BASED COMPENSATION	6 Months Ended
Jun. 30, 2021
Share-Based Payment Arrangement [Abstract]
UNIT-BASED COMPENSATION	UNIT-BASED COMPENSATION
The partnership grants options to certain employees under its amended and restated BPY Unit Option Plan (“BPY Plan”). Pursuant to the BPY Plan, options may be settled for the in-the-money amount of the option in LP Units upon exercise. Consequently, options granted to employees under the BPY Plan are accounted for as an equity-based compensation agreement.

During the three and six months ended June 30, 2021, the partnership incurred $7 million and $9 million (2020 - $6 million and $12 million), respectively, of expense in connection with its unit-based compensation plans.

a)BPY Unit Option Plan
Awards under the BPY Plan (“BPY Awards”) generally vest 20% per year over a period of five years and expire 10 years after the grant date, with the exercise price set at the time such options were granted. Upon exercise of a vested BPY Award, the participant is entitled to receive LP Units or a cash payment equal to the amount by which the fair market value of an LP Unit at the date of exercise exceeds the exercise price of the BPY Award. Subject to a separate adjustment arising from forfeitures, the estimated expense is revalued every reporting period using the Black-Scholes model as a result of the cash settlement provisions of the plan for certain employees. In terms of measuring expected life of the BPY Awards with various term lengths and vesting periods, BPY will segregate each set of similar BPY Awards and, if different, exercise price, into subgroups and apply a weighted average within each group.

There were no BPY Awards granted during the period ended June 30, 2021.

i.Equity-settled BPY Awards
The change in the number of options outstanding under the equity-settled BPY Awards at June 30, 2021 and December 31, 2020 is as follows:

	Jun. 30, 2021		Dec. 31, 2020
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding, beginning of period	18,633,094	$20.56	19,915,189	$20.58
Granted	—	—	—	—
Exercised	(1,730,200)	17.43	—	—
Expired/forfeited	(367,101)	21.23	(1,282,095)	20.87
Outstanding, end of period	16,535,793	20.87	18,633,094	20.56
Exercisable, end of period	16,517,043	$20.87	18,614,344	$20.56
The following table sets out details of options issued and outstanding at June 30, 2021 and December 31, 2020 under the equity-settled BPY Awards by expiry date:

	Jun. 30, 2021		Dec. 31, 2020
Expiry date	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
2021	—	$—	—	$—
2022	152,200	17.86	987,700	18.09
2023	190,520	16.80	1,108,420	16.80
2024	11,672,690	20.59	11,775,394	20.59
2025	1,823,682	25.18	1,923,706	25.18
2026	2,602,951	19.51	2,744,124	19.51
2027	93,750	22.92	93,750	22.92
2028	—	—	—	—
Total	16,535,793	$20.87	18,633,094	$20.56

ii.Cash-settled BPY Awards
The change in the number of options outstanding under the cash-settled BPY Awards at June 30, 2021 and December 31, 2020 is as follows:

	Jun. 30, 2021		Dec. 31, 2020
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding, beginning of period	573,690	$21.75	603,891	$21.55
Granted	—	—	—	—
Exercised	—	—	—	—
Expired/forfeited	—	—	(30,201)	18.09
Outstanding, end of period	573,690	21.75	573,690	21.75
Exercisable, end of period	573,690	$21.75	573,690	$21.75

The following table sets out details of options issued and outstanding at June 30, 2021 and December 31, 2020 under the cash-settled BPY Awards by expiry date:

	Jun. 30, 2021		Dec. 31, 2020
Expiry date	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
2021	—	$—	—	$—
2022	22,200	17.93	22,200	17.93
2023	28,800	16.80	28,800	16.80
2024	175,415	20.59	175,415	20.59
2025	213,038	25.18	213,038	25.18
2026	134,237	19.51	134,237	19.51
Total	573,690	$21.75	573,690	$21.75

b)Restricted BPY LP Unit Plan
The Brookfield Property Group Restricted BPY LP Unit Plan provides for awards to participants of LP Units purchased on the Nasdaq (“Restricted Units”). Under the Restricted BPY LP Unit Plan, units awarded generally vest over a period of five years, except as otherwise determined or for Restricted Units awarded in lieu of a cash bonus as elected by the participant, which may vest immediately. The estimated total compensation cost measured at grant date is evenly recognized over the vesting period of five years.

As of June 30, 2021, the total number of Restricted Units outstanding was 448,530 (December 31, 2020 - 523,573) with a weighted average exercise price of $18.78 (December 31, 2020 - $19.87).

c)Restricted BPY LP Unit Plan (Canada)
The Restricted BPY LP Unit Plan (Canada) is substantially similar to the Restricted BPY LP Unit Plan described above, except that it is for Canadian employees, there is a five-year hold period, and purchases of units are made on the TSX instead of the Nasdaq.

As of June 30, 2021, the total number of Canadian Restricted Units outstanding was 451,275 (December 31, 2020 - 482,464) with a weighted average exercise price of C$24.43 (December 31, 2020 - C$25.38).

d)Restricted BPYU Unit Plan
The Restricted BPYU Unit Plan provides for awards to participants of BPYU Units purchased on the Nasdaq (“Restricted BPYU Units”). Under the Restricted BPYU Unit Plan, units awarded generally vest over a period of five years, except as otherwise determined or for Restricted BPYU
Units awarded in lieu of a cash bonus as elected by the participant, which may vest immediately. The estimated total compensation cost measured at grant date is evenly recognized over the vesting period of five years.

As of June 30, 2021, the total number of Restricted BPYU Units outstanding was 3,122,804 (December 31, 2020 - 1,808,765) with a weighted average exercise price of $18.59 (December 31, 2020 - $18.82).

e)BPY FV LTIP Unit Plan
The partnership issued FV LTIP Units to certain participants. Each FV LTIP Unit will vest over a period of five years and is redeemable for LP Units, BPYU Units or a cash payment subject to a conversion adjustment.

As of June 30, 2021, the total number of FV LTIP Units was 1,824,879 (December 31, 2020 - 1,899,661) with a weighted average exercise price of $19.13 (December 31, 2020 -$19.12)

f)Deferred Share Unit Plan
In addition to the above, BPO has a deferred share unit plan. At June 30, 2021, BPO has 272,562 deferred share units (December 31, 2020 - 267,534) outstanding and vested.

g)GGP LTIP Plans
In connection with the GGP acquisition, the partnership issued options under the Brookfield Property Partners BPY Unit Option Plan (GGP) (“GGP Options”) and BPY AO LTIP Units of the operating partnership (“AO LTIP Options”) to certain participants. Each GGP Option will vest within ten years following the original grant date and is redeemable for LP Units or a cash payment equal to the amount by which the fair market value of an LP Unit at the date exceeds the exercise price of the BPY Option. Each AO LTIP will vest within ten years of its original grant date and is redeemable for LP Units or a cash payment subject to a conversion adjustment.

As of June 30, 2021, the total number of GGP Options outstanding was 131,872 (December 31, 2020 - 136,662) with a weighted average exercise price of $26.05 (December 31, 2020 - $26.05).

As of June 30, 2021, the total number of AO LTIP Options outstanding was 737,636 (December 31, 2020 - 1,079,069) with a weighted average exercise price of $22.54 (December 31, 2020 - $22.54).